Condensed Financial Information (Parent Company Only) (Tables) - Cvent Holding Corp.	12 Months Ended
Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheets

	As of December 31,
	2021	2020
Assets
Current assets:
Cash and cash equivalents	$—	$—
Prepaid expense and other current assets	3,122	—

Total current assets	3,122	—
Investment in subsidiaries	1,626,334	1,170,949

Total assets	$1,629,456	$1,170,949

Liabilities and Stockholders’ Equity
Current liabilities:
Current portion of long-term debt	$—	$—

Total current liabilities	—	—
Due to subsidiaries	—	98

Total liabilities	—	98
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.0001 par value, 1,500,000,000 and 1,100,000 shares authorized at December 31, 2021 and 2020, respectively; 481,121,695 and 416,303,325 shares issued and outstanding as of December 31, 2021 and 2020, respectively	48	42
Additional paid-in capital	2,483,761	1,936,406
Accumulated other comprehensive income/(loss)	(2,746)	(69)
Accumulated deficit	(851,607)	(765,528)

Total stockholders’ equity	1,629,456	1,170,851

Total liabilities and stockholders’ equity	$1,629,456	$1,170,949

Condensed Statements of Operations and Comprehensive Loss
Condensed Statements of Operations and Comprehensive Loss
(in thousands)

	Year Ended December 31,
	2021	2020	2019
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Operating expenses	351	—	—
Other income/(expense), net	—	—	—

Loss before income taxes	(351)	—	—

Provision for/(benefit from) income taxes	—	—	—
Equity in net loss of subsidiaries	(85,728)	(83,733)	(91,761)

Net loss	$(86,079)	$(83,733)	$(91,761)
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(2,793)	1,165	1,376

Comprehensive loss	$(88,872)	$(82,568)	$(90,385)